Other Income	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other income
26.	Other Income
Other income for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021		2022		2023
Gains on disposal of property and equipment and investment properties	￦	54,007	￦	52,603	￦	22,447
Gains on disposal of intangible assets		1,726		622		1,727
Gain on disposal of right-of-use assets		3,138		3,326		3,580
Property and Equipment loss recovery income		148,927		159,849		152,712
Income from government subsidies		43,822		44,473		40,725
Gain on disposal of investments in associates		5		38,319		6,982
Gain on disposal of investments in subsidiaries		244		216,591		28,825
Others 1		55,785		79,568		51,046

Total	￦	307,654	￦	595,351	￦	308,044

1	Certain amounts that were previously reported in the table above have been grouped as Others.